Geographic Supplemental Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales:
Net sales	¥ 3,727,252	¥ 3,731,380	¥ 3,479,788
Operating cost and expenses	3,363,763	3,394,103	3,155,932
Operating profit	363,489	337,277	323,856
Total assets	4,460,618	4,242,710	3,955,503
External Customers
Net sales:
Net sales	3,727,252	3,731,380	3,479,788
Domestic Country
Net sales:
Net sales	2,589,179	2,652,682	2,664,240
Operating cost and expenses	2,245,930	2,326,351	2,336,536
Operating profit	343,249	326,331	327,704
Total assets	1,134,484	1,152,398	1,206,702
Domestic Country | External Customers
Net sales:
Net sales	836,801	797,501	834,406
Domestic Country | Intersegment Eliminations
Net sales:
Net sales	1,752,378	1,855,181	1,829,834
Americas
Net sales:
Net sales	1,042,535	1,067,870	956,754
Operating cost and expenses	1,018,661	1,043,487	937,111
Operating profit	23,874	24,383	19,643
Total assets	531,122	447,039	339,918
Americas | External Customers
Net sales:
Net sales	1,033,797	1,056,096	932,987
Americas | Intersegment Eliminations
Net sales:
Net sales	8,738	11,774	23,767
Europe
Net sales:
Net sales	1,147,786	1,177,884	1,016,572
Operating cost and expenses	1,135,515	1,171,357	972,585
Operating profit	12,271	6,527	43,987
Total assets	484,858	496,549	457,592
Europe | External Customers
Net sales:
Net sales	1,088,293	1,124,603	1,010,922
Europe | Intersegment Eliminations
Net sales:
Net sales	59,493	53,281	5,650
Asia and Oceania
Net sales:
Net sales	1,589,961	1,634,945	1,483,309
Operating cost and expenses	1,522,244	1,574,125	1,437,527
Operating profit	67,717	60,820	45,782
Total assets	674,672	631,827	548,583
Asia and Oceania | External Customers
Net sales:
Net sales	768,361	753,180	701,473
Asia and Oceania | Intersegment Eliminations
Net sales:
Net sales	821,600	881,765	781,836
Corporate and eliminations
Net sales:
Net sales	(2,642,209)	(2,802,001)	(2,641,087)
Operating cost and expenses	(2,558,587)	(2,721,217)	(2,527,827)
Operating profit	(83,622)	(80,784)	(113,260)
Total assets	1,635,482	1,514,897	1,402,708
Corporate and eliminations | Intersegment Eliminations
Net sales:
Net sales	¥ (2,642,209)	¥ (2,802,001)	¥ (2,641,087)